Schedule of disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total	$ 1,493,709	$ 7,294,700
Online VIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	1,135,548	5,284,761
Online SVIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	342,925	1,395,327
Technical Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 15,236	$ 614,612